Goodwill and Other Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets
Finite-Lived Intangible Assets, Gross	$ 3,580	$ 3,580
Finite-Lived Intangible Assets, Accumulated Amortization	(2,233)	(1,771)
Intangible Assets, Net (Excluding Goodwill), Total	1,347	1,809
Trademarks [Member]
Finite-Lived Intangible Assets
Finite-Lived Intangible Assets, Gross	2,500	2,500
Finite-Lived Intangible Assets, Accumulated Amortization	(1,208)	(958)
Intangible Assets, Net (Excluding Goodwill), Total	1,292	1,542
Non-compete Agreement [Member]
Finite-Lived Intangible Assets
Finite-Lived Intangible Assets, Gross	640	640
Finite-Lived Intangible Assets, Accumulated Amortization	(619)	(491)
Intangible Assets, Net (Excluding Goodwill), Total	21	149
Other Intangible Assets [Member]
Finite-Lived Intangible Assets
Finite-Lived Intangible Assets, Gross	440	440
Finite-Lived Intangible Assets, Accumulated Amortization	(406)	(322)
Intangible Assets, Net (Excluding Goodwill), Total	$ 34	$ 118